Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Operating costs	$ 852,808	$ 155,688	$ 1,272,591	$ 297,206	$ 681,319	$ 68,430
Loss from operations	(852,808)	(155,688)	(1,272,591)	(297,206)	(681,319)	(68,430)
Other income (expense):
Change in fair value of warrant liabilities	599,176	(1,650,000)	4,197,000	12,562,500	15,903,000	(17,100,000)
Transaction costs allocable to the warrant liabilities						(112,550)
Other interest income					71
Interest earned on marketable securities held in Trust Account	49,430	1,889	56,183	3,757	7,577	1,204
Interest income on bank	49	41	49	41
Change in fair value of convertible promissory note	(600)		(600)
Total other income (expense), net	648,055	(1,648,070)	4,252,632	12,566,298
Net income (loss)	$ (204,753)	$ (1,803,758)	$ 2,980,041	$ 12,269,092	$ 15,229,329	$ (17,279,776)
Basic and diluted weighted average shares outstanding, Ordinary shares subject to possible redemption (in Shares)	4,424,355	7,500,000	5,962,177	7,500,000	7,500,000	1,191,781
Basic and diluted net income per share, Ordinary shares subject to possible redemption (in Dollars per share)	$ (0.03)	$ (0.19)	$ 0.38	$ 1.31	$ 1.62	$ (5.63)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	1,875,000	1,875,000	1,875,000	1,875,000	1,875,000	1,875,000
Basic and diluted net income per share, Non-redeemable ordinary shares (in Dollars per share)	$ (0.03)	$ (0.19)	$ 0.38	$ 1.31	$ 1.62	$ (5.63)